                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Stewart Mott Foundation
Address: 503 S. Saginaw Street
         Flint, MI 48302-1820

Form 13F File Number: 28-05859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillip H. Peters
Title:   Secretary/Treasurer
Phone:   (810) 238-5651

Signature, Place, and Date of Signing:

\s\ Phillip H. Peters    Flint, MI        11/14/11
-----------------------  ---------------  ---------
[Signature]              [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
----------------------  ------------------------------

   [Repeat as necessary.]

                                   FORM 13F
                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $61,149
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
____  28-______________     _____________________________

   [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                      Column 5                              Column 8
Column 1           Column 2    Column 3  Column 4 ----------------  Column 6  Column 7 -------------------
                                          Value   Shrs or sh/ put/ Investment  Other    Voting Authority
Name of Issuer  Title of Class  Cusip    (x$1000) Prn Amt prn call Discretion Managers  Sole   Shared None
--------------  -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
AIR PRODUCTS &
  CHEMICAL
  INC.......... COM            009158106   1,503   19,685 sh          Sole              19,685
APACHE CORP.... COM            037411105   1,129   14,067 sh          Sole              14,067
BARRICK GOLD
  CORP......... COM            067901108   1,698   36,394 sh          Sole              36,394
BHP BILLITON
  LTD SPON
  ADR.......... SPONSORED ADR  088606108   1,263   19,010 sh          Sole              19,010
CHEVRON
  CORPORATION.. COM            166764100   1,546   16,692 sh          Sole              16,692
CONOCOPHILLIPS. COM            20825C104   1,525   24,091 sh          Sole              24,091
DIAMOND
  OFFSHORE
  DRILLING
  INC.......... COM            25271C102   1,415   25,850 sh          Sole              25,850
ENERGEN
  CORP......... COM            29265N108   1,200   29,341 sh          Sole              29,341
FREEPORT-
  MCMORAN
  COPPER &
  GOLD B....... COM            35671D857     988   32,441 sh          Sole              32,441
INTERNATIONAL
  PAPER CO..... COM            460146103   2,003   86,134 sh          Sole              86,134
ISHARES TR..... MSCI
                EMERG MKT      464287234  14,389  410,000 sh          Sole             410,000
ISHARES TR..... S&P MIDCAP 400 464287507  15,013  192,500 sh          Sole             192,500
MARATHON OIL
  CORP......... COM            565849106   1,217   56,389 sh          Sole              56,389
MARATHON PETE
  CORP......... COM            56585A102   1,109   40,980 sh          Sole              40,980
MONSANTO
  CO........... COM            61166W101   1,412   23,525 sh          Sole              23,525
MOSAIC CO
  NEW.......... COM            61945C103   1,217   24,849 sh          Sole              24,849
PEABODY
  ENERGY
  CORP......... COM            704549104   1,034   30,516 sh          Sole              30,516
POTASH CORP
  SASK INC
  ADR.......... COM            73755L107   1,282   29,664 sh          Sole              29,664
PROLOGIS INC... COM            74340W103   1,205   49,678 sh          Sole              49,678
SCHLUMBERGER
  LTD.......... COM            806857108   1,146   19,181 sh          Sole              19,181
SIGMA ALDRICH
  CORP......... COM            826552101   1,607   26,015 sh          Sole              26,015
SIMON
  PROPERTY
  GROUP INC.... COM            828806109   1,598   14,532 sh          Sole              14,532
VALE S A ADR... ADR            91912E105   1,215   53,302 sh          Sole              53,302
VORNADO RLTY
  TR........... SH BEN INT     929042109   1,396   18,706 sh          Sole              18,706
WEYERHAEUSER
  CO........... COM            962166104   2,039  131,156 sh          Sole             131,156

                                          61,149